GUIDESTONE FUNDS
Supplement dated December 13, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PORTFOLIO MANAGER UPDATES FOR THE DEFENSIVE MARKET STRATEGIES® FUND
Effective January 1, 2025, Peter Fisher, Senior Managing Director and Equity Portfolio Manager of Wellington Management Company LLP (“Wellington”), will begin serving as a portfolio manager to Wellington’s assigned portion of the Defensive Market Strategies® Fund (“DMSF”). In addition, effective December 31, 2025, Donald J. Kilbride, Senior Managing Director and Equity Portfolio Manager, will retire and will no longer serve as a portfolio manager to the DMSF. Upon retirement, all references to Mr. Kilbride will be deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers" for the DMSF, on page 111, the disclosure for Wellington is deleted in its entirety and replaced with the following:

Wellington Management Company LLP
Peter Fisher Senior Managing Director and Equity Portfolio Manager	Since January 2025
Donald J. Kilbride(1) Senior Managing Director and Equity Portfolio Manager	Since March 2024

(1)
Effective December 31, 2025, Donald J. Kilbride, will retire and will no longer serve as a portfolio manager to the DMSF.
Under the heading “Sub-Advisers” for the DMSF, beginning on page 217, the disclosure for Wellington is deleted in its entirety and replaced with the following:
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. As of September 30, 2024, Wellington, along with its investment advisory affiliates, had investment management authority with respect to approximately $1.3 trillion in assets. Donald J. Kilbride, Senior Managing Director and Equity Portfolio Manager, (who is expected to retire effective December 31, 2025) and Peter Fisher, Senior Managing Director and
Equity Portfolio Manager, are responsible for the day-to-day management of the portion of the Defensive Market Strategies Fund assigned to Wellington. Messrs. Kilbride and Fisher have been with Wellington for more than five years.
II.  UPDATES FOR COMPLETION PORTFOLIO PROGRAM AND CASH OVERLAY PROGRAM SUB-ADVISER
Effective November 1, 2024, as part of a legal entity restructuring, Morgan Stanley Capital Management, LLC (“MSCM”) became the direct, sole owner of Parametric Portfolio Associates LLC (“Parametric”), and Eaton Vance Acquisitions LLC ceased to be a parent of Parametric. MSMC and Parametric are, and will remain, wholly owned subsidiaries of Morgan Stanley.
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Under the heading “Sub-Advisers” for the Target Date Funds, on page 212, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage an assigned portion of each Target Date Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, Jennifer Mihara, Managing Director, Centralized Portfolio Management, Zach Olsen, CFA, Portfolio Manager, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Messrs. Fong, Olsen, Reber and Seto and Ms. Mihara have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the Target Risk Funds, on page 212, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage an assigned portion of each Target Risk Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, Jennifer Mihara, Managing Director, Centralized Portfolio Management, Zach Olsen, CFA, Portfolio Manager, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Messrs. Fong, Olsen, Reber and Seto and Ms. Mihara have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the Low-Duration Bond Fund, on page 213, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Low-Duration Bond Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.

Under the heading “Sub-Advisers” for the Medium-Duration Bond Fund, on page 214, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Medium-Duration Bond Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
Under the heading “Sub-Advisers” for the Global Bond Fund, on page 215, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Global Bond Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
Under the heading “Sub-Advisers” for the Strategic Alternatives Fund, on page 216, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Strategic Alternatives Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the DMSF, on page 217, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Defensive Market Strategies Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the Impact Bond Fund, on page 218, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage an assigned portion of the Impact Bond Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Messrs. Fong and Olsen have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the Impact Equity Fund, on page 218, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Impact Equity Fund. The team includes Xiaozhen Li, Ph.D., Director, Private Client Direct Group, James Reber, Managing Director, Portfolio Management, Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024), and Gordon Wotherspoon, Managing Director, Advisor Channel Portfolio Management. Dr. Li and Messrs. Reber, Seto and Wotherspoon have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the Value Equity Fund, on page 220, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Value Equity Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the Growth Equity Fund, on page 221, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Growth Equity Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the Small Cap Equity Fund, on page 222, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Small Cap Equity Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the International Equity Fund, on page 223, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the International Equity Fund. The team includes Xiaozhen Li, Ph.D., Director, Private Client Direct Group, James Reber, Managing Director, Portfolio Management, Thomas Seto, Head of Investment
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Management (retiring effective on or about December 31, 2024), and Gordon Wotherspoon, Managing Director Advisor Channel Portfolio Management. Dr. Li and Messrs. Reber, Seto and Wotherspoon have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the Emerging Markets Equity Fund, on page 224, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage any assigned portion of the Emerging Markets Equity Fund. The team includes Jennifer Mihara, Managing Director, Centralized Portfolio Management, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management (retiring effective on or about December 31, 2024). Ms. Mihara and Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the All Funds (except the Money Market Fund) – Cash Overlay Program, on page 225, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric whereby Parametric is responsible for monitoring and investing cash balances of the Fund. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of September 30, 2024, Parametric had total firm assets under management of approximately $572.1 billion. Parametric uses a team approach to manage the Funds’ Cash Overlay Program. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GUIDESTONE FUNDS
Supplement dated December 13, 2024
to
Statement of Additional Information (“SAI”) dated May 1, 2024
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGE IN OWNERSHIP STRUCTURE OF SUB-ADVISER FOR THE MYDESTINATION 2015 FUND, MYDESTINATION 2025 FUND, MYDESTINATION 2035 FUND, MYDESTINATION 2045 FUND, MYDESTINATION 2055 FUND, CONSERVATIVE ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH ALLOCATION FUND, AGGRESSIVE ALLOCATION FUND, LOW-DURATION BOND FUND, MEDIUM-DURATION BOND FUND, GLOBAL BOND FUND, STRATEGIC ALTERNATIVES FUND, DEFENSIVE MARKET STRATEGIES® FUND, IMPACT BOND FUND, IMPACT EQUITY FUND, EQUITY INDEX FUND, GLOBAL REAL ESTATE SECURITIES FUND, VALUE EQUITY INDEX FUND, VALUE EQUITY FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, SMALL CAP EQUITY FUND, INTERNATIONAL EQUITY FUND, EMERGING MARKETS EQUITY FUND AND CASH OVERLAY PROGRAM
On November 1, 2024, as part of a legal entity restructuring, Morgan Stanley Capital Management, LLC (“MSCM”) became the direct, sole owner of Parametric Portfolio Associates LLC (“Parametric”), and Eaton Vance Acquisitions LLC ceased to be a parent of Parametric. MSCM and Parametric are, and will remain, wholly owned subsidiaries of Morgan Stanley.
In the section entitled Control Persons of Sub-Advisers, the disclosures pertaining to Parametric for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund and All Funds (except Money Market Fund) – Cash Overlay Program, on pages 70 through 78, are deleted in their entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is a wholly owned indirect subsidiary of Morgan Stanley, a publicly held company that is traded on the NYSE under the ticker symbol MS. The firm's direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned subsidiary of Morgan Stanley. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley.
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II.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective January 1, 2025, Peter Fisher, Senior Managing Director and Equity Portfolio Manager of Wellington Management Company LLP (“Wellington”), will begin serving as portfolio manager to Wellington’s assigned portion of the DMSF. In addition, effective December 31, 2025, Donald J. Kilbride, Senior Managing Director and Equity Portfolio Manager, will retire and will no longer serve as a portfolio manager to the DMSF. Upon retirement, all references to Mr. Kilbride will be deleted in their entirety.
The Other Accounts Managed table, beginning on page 79, is amended as follows to update portfolio manager changes for Wellington. The information is current as of December 31, 2023, unless indicated otherwise.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Wellington Management Company LLP
Peter Fisher(1)	9	$65,195	5	$492	14	$2,320	2	$55,179	1	$82	2	$363
Donald J. Kilbride(2)	7	$3,630	8	$509	10	$1,351	1	$612	3	$413	3	$701
Bo Z. Meunier, CFA	3	$225	15	$2,319	13	$1,464	N/A	N/A	1	$579	2	$450
Mary L. Pryshlak, CFA	17	$15,050	51	$16,062	88	$27,965	3	4985	7	$3,595	12	$6,048
Jonathan G. White, CFA	20	$15,524	55	$16,371	92	$28,183	3	$4,985	7	$3,595	12	$6,048
(1)
As of September 30, 2024.
(2)
Effective December 31, 2025, Donald J. Kilbride will retire and will no longer serve as a portfolio manager to the DMSF.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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